UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21763

Name of Fund:	Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2023

Date of reporting period: 10/31/2022

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022

2022 Semi-Annual Report (Unaudited)

Managed Account Series

•	BlackRock GA Disciplined Volatility Equity Fund
•	BlackRock GA Dynamic Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Investment Objective

BlackRock GA Disciplined Volatility Equity Fund’s (the “Fund”) investment objective is to seek to provide risk-adjusted total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2022, the Fund outperformed its benchmark, the MSCI ACWI Minimum Volatility (USD) Index. The following commentary and allocation percentages are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps, options (except with respect to fixed-income securities), and convertible bonds, and may vary relative to the market value.

What factors influenced performance?

The largest positive contributor to performance over the six-month period was the Fund’s exposure to cash and cash equivalents. From an equity sector perspective, primary contributors to performance were underweights to and security selection within communication services, financials and utilities. Currency management also contributed to returns, most notably an overweight to the U.S. dollar.

The largest detractor for the six-month period was security selection within a few equity sectors, specifically information technology, materials and consumer discretionary. An overweight to healthcare also weighed on performance.

The Fund uses derivatives, which may include options, futures, indexed securities, inverse securities, swaps, credit default swaps, contracts for difference, and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates, and movements in the securities markets. During the period, the Fund’s use of derivatives modestly detracted from the Fund’s performance.

Describe recent portfolio activity.

During the six-month period, the Fund’s overall equity allocation decreased from 90% to 83% of net assets. On a sector basis, the Fund increased its exposure to healthcare, consumer staples, materials, financials, communication services and utilities, and decreased exposure to information technology, real estate, consumer discretionary, energy and industrials. From a regional perspective, the Fund decreased exposure to the United States, select European markets and Asia.

Reflecting the changes in the Fund’s overall equity allocation during the period, the Fund’s exposure to cash and cash equivalent holdings increased from 10% to 16% of net assets. During the six-month period, cash helped manage portfolio volatility and served as a source of funds for new investments.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight energy, information technology, industrials and consumer discretionary, and underweight communication services, consumer staples, financials, materials, healthcare, utilities and real estate. From a regional perspective, the Fund was overweight Europe, and underweight the United States, Asia and the Middle East.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	(5.44)%	(14.37)%	4.62%	4.82%
Class K	(5.42)	(14.35)	4.67	4.88
MSCI ACWI Minimum Volatility (USD) Index(d)	(7.21)	(10.73)	4.36	4.64

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
(c)	The Fund commenced operations on June 1, 2017.
(d)

This unmanaged index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across certain developed and emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$945.60	$2.70		$1,000.00	$1,022.43	$2.80		0.55%

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022 (continued)	BlackRock GA Disciplined Volatility Equity Fund

Expense Example (continued)

	Actual				Hypothetical 5% Return
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Class K	$1,000.00	$945.80	$2.45		$1,000.00	$1,022.68	$2.55		0.50%

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Mastercard, Inc., Class A	2.0%
Gilead Sciences, Inc.	1.3
UnitedHealth Group, Inc.	1.3
PepsiCo, Inc.	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Merck & Co., Inc.	1.1
Costco Wholesale Corp.	1.0
Cadence Design Systems, Inc.	1.0
Microsoft Corp.	0.9
AutoZone, Inc.	0.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

United States	66.0%
Japan	6.4
China	5.6
Taiwan	2.8
France	2.6
Canada	2.2
India	2.2
Switzerland	1.5
Hong Kong	1.3
United Kingdom	1.1
Sweden	1.1
South Korea	1.0
Denmark	1.0
Other#	5.3
Liabilities in Excess of Other Assets	(0.1)

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Consolidated Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022	BlackRock GA Dynamic Equity Fund

Investment Objective

BlackRock GA Dynamic Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2022, the Fund outperformed its benchmark, the MSCI World Index. The following commentary and allocation percentages are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps, options (except with respect to fixed-income securities), and convertible bonds, and may vary relative to the market value.

What factors influenced performance?

From an equity sector perspective, the primary contributors to performance were security selection within materials, financials, healthcare and consumer discretionary. An overweight to the energy sector also proved additive. Currency management added to returns as well, most notably underweights to the Australian dollar and the euro.

From an equity sector perspective, an overweight allocation to materials and an underweight allocation to financials weighed on performance. Security selection within energy negatively impacted performance as well.

The Fund uses derivatives, which may include options, futures, indexed securities, inverse securities, swaps, credit default swaps, contracts for difference, and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates, and movements in the securities markets. During the period, the Fund’s use of derivatives modestly detracted from the Fund’s performance.

The Fund’s cash position did not have a material impact on performance.

Describe recent portfolio activity.

During the six-month period, the Fund’s overall equity allocation remained essentially unchanged at 99% of net assets. From a sector perspective, the Fund increased exposure to financials, consumer staples and healthcare, and decreased exposure to consumer discretionary, materials, information technology, communication services and energy. From a regional perspective, the Fund increased exposure to the United States and Canada, and reduced exposure to select developed European markets, Japan and China.

Describe portfolio positioning at period end.

Relative to its benchmark, the Fund ended the period overweight materials, communication services, energy, consumer discretionary and healthcare, and underweight financials, industrials, consumer staples, information technology, real estate and utilities. From a regional perspective, the Fund was overweight the United States, Germany and China, and was underweight Japan and Australia.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance

		Average Annual Total Returns(a)(b)

	6-Month Total Returns	1 Year	5 Years	Since Inception	(c)
Institutional	(4.74)%	(18.71)%	5.57%	6.94%
Class K	(4.72)	(18.68)	5.62	6.99
MSCI World Index(d)	(8.09)	(18.48)	6.37	7.13

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
(c)	The Fund commenced operations on June 1, 2017.
(d)	A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022 (continued)	BlackRock GA Dynamic Equity Fund

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$952.60	$2.71		$1,000.00	$1,022.43	$2.80		0.55%
Class K	1,000.00	952.80	2.46		1,000.00	1,022.68	2.55		0.50

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Apple, Inc.	3.5%
Microsoft Corp.	3.2
ConocoPhillips	2.3
Alphabet, Inc., Class C	2.3
Amazon.com, Inc.	2.0
Humana, Inc.	2.0
Enbridge, Inc.	1.6
UnitedHealth Group, Inc.	1.5
Sempra Energy	1.4
Charles Schwab Corp.	1.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

United States	72.5%
Germany	5.0
United Kingdom	4.0
Netherlands	3.3
France	2.9
China	1.9
Canada	1.9
Japan	1.3
Australia	1.2
Switzerland	1.1
South Korea	1.1
Other#	3.3
Other Assets Less Liabilities	0.5

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. On November 30, 2018, all issued and outstanding shares of each Fund were redesignated as Class K Shares. Institutional Shares performance shown prior to the Institutional Shares inception date of November 30, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 of the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
MercadoLibre, Inc.(a)	200	$180,324

Brazil — 0.5%
Ambev SA	57,737	178,839
Atacadao SA	26,160	98,553
Suzano SA	10,881	112,064
Vale SA	5,841	75,909

		465,365

Canada — 2.2%
Franco-Nevada Corp.	2,248	277,760
George Weston Ltd.	754	82,991
Keyera Corp.	5,656	121,228
Lululemon Athletica, Inc.(a)	429	141,158
National Bank of Canada	3,897	265,340
Nutrien Ltd.	1,142	96,492
Open Text Corp.	12,421	359,770
Rogers Communications, Inc., Class B	6,900	287,223
TC Energy Corp.	10,889	478,289

		2,110,251

China — 5.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	39,900	78,989
Agricultural Bank of China Ltd., Class H	908,000	259,173
Bank of China Ltd., Class H	564,000	181,652
Bank of Communications Co. Ltd., Class H	277,000	135,154
BYD Co. Ltd., Class A	2,400	80,836
BYD Co. Ltd., Class H	8,500	190,427
China Construction Bank Corp., Class H	418,000	221,828
China Merchants Bank Co. Ltd., Class H	102,500	335,575
China Resources Gas Group Ltd.	35,700	91,434
China Suntien Green Energy Corp. Ltd., Class H	497,000	188,483
Chongqing Brewery Co. Ltd., Class A	5,600	66,668
CMOC Group Ltd., Class H	288,000	92,722
Country Garden Services Holdings Co. Ltd.	111,000	97,017
G-bits Network Technology Xiamen Co. Ltd., Class A	2,793	97,109
Great Wall Motor Co. Ltd., Class H	347,000	379,063
Industrial & Commercial Bank of China Ltd., Class H	477,000	207,097
Joinn Laboratories China Co. Ltd., Class A	9,700	75,706
Kingboard Holdings Ltd.	43,500	107,387
Li Auto, Inc., ADR(a)	9,838	133,994
Ningbo Deye Technology Co. Ltd., Class A	2,900	129,444
Nongfu Spring Co. Ltd., Class H(b)	15,200	76,348
Pharmaron Beijing Co. Ltd., Class A	8,700	61,488
Pharmaron Beijing Co. Ltd., Class H(b)	32,600	109,921
Postal Savings Bank of China Co. Ltd., Class H(b)	309,000	143,302
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	27,100	79,609
SG Micro Corp., Class A	5,750	117,562
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	84,000	212,121
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	17,300	146,178
TBEA Co. Ltd., Class A	29,200	81,400
Tencent Holdings Ltd.	6,800	178,682
Want Want China Holdings Ltd.	189,000	124,151
Wilmar International Ltd.	137,700	377,236
Yadea Group Holdings Ltd.(b)	48,000	73,290
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	3,900	76,073

Security	Shares	Value

China (continued)
Zangge Mining Co. Ltd., Class A	24,340	$90,466
Zhejiang NHU Co. Ltd., Class A	50,000	122,076
Zijin Mining Group Co. Ltd., Class H	176,000	167,875

		5,387,536

Denmark — 1.0%
DSV A/S	1,841	248,771
Novo Nordisk A/S, Class B	6,620	719,801

		968,572

France — 2.6%
Hermes International	382	494,455
L’Oreal SA	1,234	387,481
LVMH Moet Hennessy Louis Vuitton SE	1,757	1,108,658
Societe Generale SA	5,160	118,355
TotalEnergies SE	6,869	374,727

		2,483,676

Germany — 0.4%
Symrise AG	3,508	358,070

Hong Kong — 1.3%
China Resources Power Holdings Co. Ltd.	54,000	78,466
CLP Holdings Ltd.	32,500	218,134
Hang Seng Bank Ltd.	6,700	94,321
HK Electric Investments & HK Electric Investments Ltd., Class SS	206,500	131,295
HKT Trust & HKT Ltd., Class SS	184,000	208,094
Hong Kong & China Gas Co. Ltd.	96,350	74,264
Link REIT	14,600	86,295
MTR Corp. Ltd.	31,000	136,406
Orient Overseas International Ltd.	9,000	131,518
SITC International Holdings Co. Ltd.	71,000	116,283

		1,275,076

India — 2.2%
Adani Enterprises Ltd.	2,730	110,492
Adani Green Energy Ltd.(a)	3,179	80,829
AU Small Finance Bank Ltd.(b)	12,449	88,681
Bandhan Bank Ltd.(a)(b)	62,256	179,781
Bharat Electronics Ltd.	157,350	203,063
HCL Technologies Ltd.	19,588	246,586
Infosys Ltd.	5,547	103,385
Pidilite Industries Ltd.	4,761	148,885
Sun Pharmaceutical Industries Ltd.	19,723	242,332
Tata Consultancy Services Ltd.	10,290	397,113
Torrent Pharmaceuticals Ltd.	7,462	148,890
UPL Ltd.	17,836	157,458

		2,107,495

Ireland — 0.7%
Allegion PLC	1,745	182,823
Kingspan Group PLC	3,143	158,460
Seagate Technology Holdings PLC	3,546	176,094
Trane Technologies PLC	790	126,108

		643,485

Italy — 0.5%
Ferrari NV	2,525	497,774

Japan — 6.4%
Astellas Pharma, Inc.	27,100	373,931
Chubu Electric Power Co., Inc.	13,600	110,703
Chugai Pharmaceutical Co. Ltd.	9,000	208,547

S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dai Nippon Printing Co. Ltd.	5,600	$112,172
Daifuku Co. Ltd.	1,800	82,395
Dai-ichi Life Holdings, Inc.	14,900	236,653
Daiwa House Industry Co. Ltd.	6,000	120,884
East Japan Railway Co.	4,400	234,456
Fujitsu Ltd.	1,100	126,564
GMO Payment Gateway, Inc.	1,100	79,096
Japan Post Bank Co. Ltd.	31,600	210,555
Kansai Electric Power Co., Inc.	19,400	146,960
Keio Corp.	12,800	448,775
Keyence Corp.	1,200	452,478
Kobayashi Pharmaceutical Co. Ltd.	4,300	228,187
Mitsubishi Corp.	6,900	186,913
MS&AD Insurance Group Holdings, Inc.	8,100	214,498
Nintendo Co. Ltd.	5,300	215,175
Nomura Research Institute Ltd.	9,200	203,598
Odakyu Electric Railway Co. Ltd.	27,600	328,107
Osaka Gas Co. Ltd.	11,800	174,731
Otsuka Holdings Co. Ltd.	11,400	365,421
Recruit Holdings Co. Ltd.	20,300	624,655
Shimadzu Corp.	9,600	252,891
Shionogi & Co. Ltd.	2,200	102,162
Tobu Railway Co. Ltd.	3,700	85,590
Unicharm Corp.	2,800	85,096
ZOZO, Inc.	9,600	203,695

		6,214,888

Mexico — 0.6%
Fomento Economico Mexicano SAB de CV	57,050	409,540
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,319	194,697

		604,237

Netherlands — 0.8%
ASML Holding NV	1,581	741,626

Saudi Arabia — 0.6%
ACWA Power Co.	2,068	95,729
Dr Sulaiman Al Habib Medical Services Group Co.	1,641	98,990
SABIC Agri-Nutrients Co.	5,762	243,455
Saudi Telecom Co.	15,687	168,538

		606,712

Singapore — 0.4%
Keppel Corp. Ltd.	47,100	231,827
Singapore Technologies Engineering Ltd.	78,100	182,077

		413,904

South Africa — 0.3%
Anglo American Platinum Ltd.	2,270	180,751
Kumba Iron Ore Ltd.	8,349	157,066

		337,817

South Korea — 1.0%
BGF retail Co. Ltd.	1,786	233,559
Cheil Worldwide, Inc.	8,832	151,339
GS Engineering & Construction Corp.	7,133	108,384
Hana Financial Group, Inc.	5,401	156,150
Hyundai Heavy Industries Co. Ltd.(a)	911	69,592
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,023	103,054
KT&G Corp.	1,100	73,878
LG H&H Co. Ltd.	222	79,316

		975,272

Sweden — 1.1%
Atlas Copco AB, A Shares	29,234	312,022

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	15,126	$231,555
Hexagon AB, B Shares	31,367	310,090
Swedbank AB, A Shares	14,087	210,010

		1,063,677

Switzerland — 1.5%
Lonza Group AG, Registered Shares	1,303	670,763
Nestle SA, Registered Shares	5,190	564,977
STMicroelectronics NV	5,948	184,947

		1,420,687

Taiwan — 2.8%
Chunghwa Telecom Co. Ltd.	113,000	389,614
CTBC Financial Holding Co. Ltd.	218,000	137,719
Far EasTone Telecommunications Co. Ltd.	210,000	460,446
Globalwafers Co. Ltd.	8,000	88,672
Hua Nan Financial Holdings Co. Ltd.	256,432	167,289
Lite-On Technology Corp.	46,000	91,091
momo.com, Inc.	10,000	149,196
Nan Ya Printed Circuit Board Corp.	34,000	221,823
Taiwan Cooperative Financial Holding Co. Ltd.	286,755	222,181
Taiwan Mobile Co. Ltd.	46,000	135,635
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	288,533
Unimicron Technology Corp.	90,000	345,813

		2,698,012

United Kingdom — 1.1%
Auto Trader Group PLC(b)	36,360	217,643
Linde PLC(a)	1,363	405,288
Spirax-Sarco Engineering PLC	3,910	481,843

		1,104,774

United States — 55.4%
Abbott Laboratories	1,201	118,827
Adobe, Inc.(a)	431	137,273
Advance Auto Parts, Inc.	1,060	201,315
Akamai Technologies, Inc.(a)	4,384	387,239
Alliant Energy Corp.	4,964	258,972
Alphabet, Inc., Class C(a)	3,770	356,868
Altair Engineering, Inc., Class A(a)	5,069	248,634
Altria Group, Inc.	5,269	243,797
American Express Co.	849	126,034
American Tower Corp.	590	122,242
AmerisourceBergen Corp.	1,913	300,762
Amgen, Inc.	2,382	643,974
ANSYS, Inc.(a)	2,372	524,592
Applied Materials, Inc.	331	29,224
Archer-Daniels-Midland Co.	1,116	108,230
Arista Networks, Inc.(a)	1,114	134,638
AT&T, Inc.	14,893	271,499
AutoZone, Inc.(a)	332	840,916
AvalonBay Communities, Inc.	1,582	277,040
Baker Hughes Co.	9,819	271,594
Berkshire Hathaway, Inc., Class B(a)	898	264,991
BioMarin Pharmaceutical, Inc.(a)	3,106	269,073
Booking Holdings, Inc.(a)	364	680,491
Brown-Forman Corp., Class B	6,703	455,804
Cadence Design Systems, Inc.(a)	6,486	981,916
Cboe Global Markets, Inc.	1,069	133,090
CDW Corp.	1,491	257,660
Centene Corp.(a)	4,450	378,828
CF Industries Holdings, Inc.	671	71,300
Charter Communications, Inc., Class A(a)	355	130,505
Cheniere Energy, Inc.	730	128,779

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cigna Corp.	1,062	$343,090
Cintas Corp.	434	185,557
Cisco Systems, Inc.	17,312	786,484
CME Group, Inc.	2,094	362,890
CMS Energy Corp.	6,079	346,807
Comcast Corp., Class A	8,259	262,141
Consolidated Edison, Inc.	63	5,541
Copart, Inc.(a)	1,470	169,079
Corteva, Inc.	1,667	108,922
Costco Wholesale Corp.	2,018	1,012,027
Crowdstrike Holdings, Inc., Class A(a)	2,670	430,404
Crown Castle, Inc.	2,243	298,902
Datadog, Inc., Class A(a)	2,261	182,033
Delta Air Lines, Inc.(a)	5,978	202,834
Dentsply Sirona, Inc.	5,072	156,319
DocuSign, Inc.(a)	2,456	118,625
Dollar General Corp.	1,037	264,487
Dominion Energy, Inc.	10,794	755,256
Duke Energy Corp.	6,614	616,293
eBay, Inc.	4,464	177,846
Edison International	2,892	173,636
Elevance Health, Inc.	1,028	562,080
Eli Lilly & Co.	579	209,650
Essex Property Trust, Inc.	1,540	342,250
Eversource Energy	8,333	635,641
Expedia Group, Inc.(a)	3,282	306,769
Exxon Mobil Corp.	2,960	327,998
Fair Isaac Corp.(a)	193	92,416
First Republic Bank	2,600	312,260
FleetCor Technologies, Inc.(a)	1,227	228,369
Floor & Decor Holdings, Inc., Class A(a)	3,202	234,931
Fortinet, Inc.(a)	3,677	210,177
Gartner, Inc.(a)	613	185,077
General Dynamics Corp.	496	123,901
General Mills, Inc.	1,008	82,233
Genuine Parts Co.	2,650	471,329
Gilead Sciences, Inc.	16,554	1,298,827
Globalfoundries, Inc.(a)	1,385	78,529
GoDaddy, Inc., Class A(a)	2,756	221,582
Guidewire Software, Inc.(a)	3,245	192,785
Hilton Worldwide Holdings, Inc.	1,879	254,154
Hormel Foods Corp.	2,023	93,968
Incyte Corp.(a)	2,808	208,747
Intercontinental Exchange, Inc.	3,032	289,768
Intuit, Inc.	1,512	646,380
Intuitive Surgical, Inc.(a)	2,932	722,650
Johnson & Johnson	1,665	289,660
JPMorgan Chase & Co.	1,613	203,044
Keysight Technologies, Inc.(a)	1,905	331,756
Kimberly-Clark Corp.	1,682	209,342
Kinder Morgan, Inc.	8,673	157,155
Kraft Heinz Co.	5,747	221,087
Kroger Co.	17,203	813,530
Live Nation Entertainment, Inc.(a)	2,655	211,365
Lowe’s Cos., Inc.	1,620	315,819
Lumen Technologies, Inc.	16,706	122,956
Marathon Oil Corp.	5,617	171,038
Marsh & McLennan Cos., Inc.	3,973	641,600
Masimo Corp.(a)	1,983	260,963
Mastercard, Inc., Class A	5,968	1,958,578
McKesson Corp.	765	297,868
Merck & Co., Inc.	10,803	1,093,264
Micron Technology, Inc.	329	17,799

Security	Shares	Value

United States (continued)
Microsoft Corp.	3,925	$911,110
Molina Healthcare, Inc.(a)	493	176,918
Motorola Solutions, Inc.	196	48,943
NetApp, Inc.	2,923	202,476
Netflix, Inc.(a)	237	69,176
Newmont Corp.	14,754	624,389
NextEra Energy, Inc.	5,011	388,352
NIKE, Inc., Class B	3,381	313,351
Norfolk Southern Corp.	798	182,000
NortonLifeLock, Inc.	7,627	171,836
ONEOK, Inc.	5,013	297,371
Otis Worldwide Corp.	3,801	268,503
Palo Alto Networks, Inc.(a)	727	124,746
Paychex, Inc.	840	99,380
Paycom Software, Inc.(a)	634	219,364
PepsiCo, Inc.	6,183	1,122,709
Philip Morris International, Inc.	3,613	331,854
Qualcomm, Inc.	442	52,006
Quest Diagnostics, Inc.	2,818	404,806
Regeneron Pharmaceuticals, Inc.(a)	548	410,315
Republic Services, Inc.	5,455	723,442
Robert Half International, Inc.	1,085	82,959
Royalty Pharma PLC, Class A	3,502	148,205
S&P Global, Inc.	2,168	696,470
SBA Communications Corp.	1,650	445,335
Schlumberger NV	2,017	104,944
Seagen, Inc.(a)	4,297	546,407
ServiceNow, Inc.(a)	1,287	541,492
Snowflake, Inc., Class A(a)	1,204	193,001
Southern Co.	4,147	271,546
Southwest Airlines Co.(a)	5,349	194,436
Splunk, Inc.(a)	3,482	289,389
Synchrony Financial	3,452	122,753
Thermo Fisher Scientific, Inc.	1,050	539,668
T-Mobile U.S., Inc.(a)	1,340	203,090
TransDigm Group, Inc.	599	344,880
Travelers Cos., Inc.	1,080	199,217
Twilio, Inc., Class A(a)	570	42,391
U.S. Bancorp	2,765	117,374
Ulta Beauty, Inc.(a)	707	296,495
United Rentals, Inc.(a)	436	137,650
UnitedHealth Group, Inc.	2,172	1,205,786
Vail Resorts, Inc.	948	207,735
Valero Energy Corp.	1,075	134,966
VeriSign, Inc.(a)	3,838	769,365
Verisk Analytics, Inc.	3,670	670,986
Verizon Communications, Inc.	21,216	792,842
Vertex Pharmaceuticals, Inc.(a)	2,459	767,208
VF Corp.	10,753	303,772
Viatris, Inc.	19	192
Visa, Inc., A Shares	3,472	719,259
Vistra Corp.	5,342	122,706
W R Berkley Corp.	1,523	113,281
Walgreens Boots Alliance, Inc.	7,576	276,524
Walmart, Inc.	706	100,485
Walt Disney Co.(a)	2,664	283,823
Warner Bros Discovery, Inc.(a)	606	7,878
Waste Connections, Inc.	2,141	282,419
Waste Management, Inc.	2,728	432,033
WEC Energy Group, Inc.	5,379	491,264
West Pharmaceutical Services, Inc.	292	67,189
Willis Towers Watson PLC	1,090	237,849
Wolfspeed, Inc.(a)	142	11,182

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Workday, Inc., Class A(a)	2,312	$360,256
Xcel Energy, Inc.	2,459	160,105
Zendesk, Inc.(a)	1,694	129,913
Zoetis, Inc.	1,511	227,829
Zscaler, Inc.(a)	586	90,303

		53,592,474

Total Common Stocks — 89.2% (Cost: $90,165,451)		86,251,704

Investment Companies
iShares Gold Trust(c)(d)	3,652	113,139

Total Investment Companies — 0.1% (Cost: $121,432)		113,139

Preferred Securities

Preferred Stocks — 0.3%

Brazil — 0.3%
Cia Energetica de Minas Gerais, Preference Shares	139,347	306,722

Total Preferred Securities — 0.3% (Cost: $315,234)		306,722

Total Long-Term Investments — 89.6% (Cost: $90,602,117)		86,671,565

Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.92%(c)(e)	10,098,052	$10,098,052

Total Short-Term Securities — 10.5% (Cost: $10,098,052)		10,098,052

Total Investments — 100.1% (Cost: $100,700,169)		96,769,617

Liabilities in Excess of Other Assets — (0.1)%		(56,518)

Net Assets — 100.0%		$96,713,099

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,460,212	$1,637,840	(a)	$—	$—	$—	$10,098,052	10,098,052	$56,528	$—
iShares Gold Trust	—	121,432		—	—	(8,293)	113,139	3,652	—	—

					$—	$(8,293)	$10,211,191		$56,528	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,489,077	EUR	2,469,205	Bank of America N.A.	12/15/22	$40,422

HKD	10,484,276	USD	1,337,828	JPMorgan Chase Bank N.A.	12/15/22	(1,352)
INR	224,899,589	USD	2,802,592	Citibank N.A.	12/15/22	(99,760)
JPY	306,213,326	USD	2,143,239	UBS AG	12/15/22	(72,931)

						(174,043)

						$(133,621)

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/24/23 – 08/12/25	$(3,184,959)	$(45,010	)(c)	$(3,228,546)	11.3%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(2,594,073)	63,765	(e)	(2,540,275)	14.7

					$18,755		$(5,768,821)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,423) of net dividends and financing fees.
(e)	Amount includes $9,967 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	15-112 basis points	15-275 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 and August 12, 2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Origin Energy Ltd.	28,095	$100,372	(3.1)%
Qantas Airways Ltd.	33,497	125,170	(3.9)
QBE Insurance Group Ltd.	15,931	124,819	(3.8)

		350,361

Belgium
KBC Group NV	4,806	240,856	(7.5)

Finland
Fortum OYJ	9,653	135,859	(4.2)

France
Carrefour SA	8,198	131,951	(4.1)

Germany
adidas AG	1,900	185,469	(5.7)
Fresenius SE & Co. KGaA	8,266	190,226	(5.9)
Scout24 SE	2,187	112,073	(3.5)

		487,768

Jordan
Hikma Pharmaceuticals PLC	4,569	65,589	(2.0)

Poland
Bank Polska Kasa Opieki SA	5,021	82,291	(2.5)

Security	Shares	Value	% of Basket Value

Sweden
Swedbank AB, A Shares	8,899	$132,667	(4.1)%
Telia Co. AB	155,624	412,367	(12.8)

		545,034

Switzerland
Coca-Cola HBC AG	4,118	89,951	(2.8)
Kuehne & Nagel International AG, Registered Shares	806	171,570	(5.3)
Novartis AG, Registered Shares	8,915	721,141	(22.3)
Sonova Holding AG, Registered Shares	803	189,800	(5.9)
Swisscom AG, Registered Shares	1,017	502,183	(15.6)

		1,674,645

United Kingdom
Haleon PLC	95,789	293,732	(9.1)

Total Reference Entity — Long		4,008,086

Reference Entity — Short

Common Stocks

Brazil
Cosan SA	(27,973)	(91,303)	2.8
Petro Rio SA	(14,769)	(101,185)	3.1

		(192,488)

China
China Everbright Environment Group Ltd.	(159,000)	(52,891)	1.6
China Vanke Co., Ltd., Class H	(56,650)	(72,701)	2.3
Li Ning Co. Ltd.	(16,000)	(82,767)	2.6
ZhongAn Online P&C Insurance Co. Ltd., Class H	(106,300)	(198,152)	6.1

		(406,511)

Denmark
Vestas Wind Systems A/S	(6,164)	(121,515)	3.7

S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

France
Alstom SA	(6,608)	$(136,001)	4.2%

Germany
Siemens Healthineers AG	(3,448)	(157,962)	4.9

Hong Kong
China Overseas Land & Investment Ltd.	(40,500)	(77,392)	2.4

Italy
Nexi SpA	(10,693)	(92,446)	2.8

Japan
Olympus Corp.	(10,300)	(217,170)	6.7
Sharp Corp.	(20,000)	(119,962)	3.7

		(337,132)

Mexico
Grupo Financiero Banorte SAB de CV	(15,157)	(123,204)	3.8
Grupo Financiero Inbursa SAB de CV	(146,565)	(270,523)	8.4
Grupo Televisa SAB	(130,585)	(138,540)	4.3

		(532,267)

Netherlands
Aegon NV	(64,066)	(296,572)	9.2

Norway
Adevinta ASA	(28,173)	(192,855)	6.0
Aker BP ASA	(3,350)	(106,417)	3.3

		(299,272)

Poland
KGHM Polska Miedz SA	(8,993)	(179,792)	5.6

South Korea
Hanwha Solutions Corp.	(2,811)	(92,900)	2.9

Sweden
Electrolux AB, Class B	(12,549)	(154,819)	4.8
Fastighets AB Balder, B Shares	(131,380)	(493,154)	15.3

		(647,973)

Switzerland
Bachem Holding AG	(5,170)	(370,720)	11.5

United Kingdom
Clarivate PLC	(23,664)	(244,449)	7.6

United States
Advanced Micro Devices, Inc.	(3,772)	(226,546)	7.0
Affirm Holdings, Inc.	(7,298)	(146,471)	4.5
Bausch Health Cos., Inc.	(7,927)	(51,553)	1.6
Coinbase Global, Inc., Class A	(6,048)	(400,680)	12.4
Etsy, Inc.	(1,629)	(152,979)	4.7
Ford Motor Co.	(11,907)	(159,197)	4.9
International Business Machines Corp.	(1,051)	(145,343)	4.5
KKR & Co., Inc.	(2,267)	(110,244)	3.4
Las Vegas Sands Corp.	(3,043)	(115,664)	3.6
Mohawk Industries, Inc.	(2,241)	(212,335)	6.6
Newell Brands, Inc.	(9,702)	(133,985)	4.2
Plug Power, Inc.	(20,029)	(320,063)	9.9

Security	Shares	Value	% of Basket Value

United States (continued)
ROBLOX Corp., Class A	(8,455)	$(378,277)	11.7%
Signature Bank	(601)	(95,276)	3.0
Take-Two Interactive Software, Inc.	(1,895)	(224,520)	7.0
Teladoc Health, Inc.	(6,009)	(178,107)	5.5

		(3,051,240)

Total Reference Entity — Short		(7,236,632)

Net Value of Reference Entity — Citibank N.A		$ (3,228,546)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
BHP Group Ltd.	3,851	$92,502	(3.6)%

Denmark
Carlsberg AS, Class B	1,297	152,716	(6.0)
Novo Nordisk A/S, Class B	4,659	506,579	(20.0)

		659,295

France
Hermes International	64	82,841	(3.3)
Kering SA	346	158,454	(6.2)
La Francaise des Jeux SAEM	4,504	146,779	(5.8)

		388,074

Germany
Rational AG	253	142,616	(5.6)
SAP SE	3,569	343,526	(13.5)
Siemens AG, Registered Shares	972	106,151	(4.2)
Uniper SE	18,604	55,690	(2.2)
United Internet AG, Registered Shares	9,177	171,547	(6.8)

		819,530

Italy
FinecoBank Banca Fineco SpA	26,832	361,577	(14.2)

Luxembourg
Aroundtown SA	117,747	233,403	(9.2)

Netherlands
Adyen NV	95	135,622	(5.3)
Heineken NV	1,073	89,632	(3.5)
Koninklijke Ahold Delhaize NV	27,145	757,027	(29.8)
OCI NV	2,159	82,577	(3.3)

		1,064,858

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

Norway
Salmar ASA	2,643	$89,602	(3.5)%

Poland
LPP SA	94	162,879	(6.4)
Polskie Gornictwo Naftowe i Gazownictwo SA	164,439	177,156	(7.0)

		340,035

Spain
Industria de Diseno Textil SA	8,664	196,657	(7.7)

Sweden
Evolution AB	860	80,223	(3.2)

Switzerland
Givaudan SA, Registered Shares	30	89,608	(3.5)
Nestle SA, Registered Shares	984	107,117	(4.2)
Roche Holding AG	3,729	1,237,275	(48.7)
Roche Holding AG	205	83,208	(3.3)
Temenos AG, Registered Shares	2,100	125,073	(4.9)

		1,642,281

United Kingdom
Admiral Group PLC	3,406	78,766	(3.1)

Preferred Stocks

Germany
Porsche Automobil Holding SE	1,867	104,313	(4.1)

Total Reference Entity — Long		6,151,116

Reference Entity — Short

Common Stocks

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo	(20,561)	(239,225)	9.4
Localiza Rent a Car SA	(9,778)	(133,528)	5.2
Magazine Luiza SA	(216,355)	(187,224)	7.4

		(559,977)

Canada
Kinross Gold Corp.	(16,566)	(60,070)	2.3
Shaw Communications, Inc., Class B	(4,727)	(121,406)	4.8

		(181,476)

China
Bilibili, Inc., Class Z	(17,820)	(158,801)	6.3
Dongyue Group Ltd.	(124,000)	(107,617)	4.2
Longfor Group Holdings Ltd.	(31,500)	(40,137)	1.6
Microport Scientific Corp.	(207,000)	(437,327)	17.2
Xiaomi Corp., Class B	(339,800)	(381,620)	15.0
Xtep International Holdings Ltd.	(220,000)	(201,646)	7.9
Yuexiu Property Co. Ltd.	(171,000)	(145,924)	5.8
Zhuzhou CRRC Times Electric Co., Ltd.	(34,400)	(149,245)	5.9

		(1,622,317)

Comoros
Shandong Gold Mining Co. Ltd., Class H	(142,250)	(226,095)	8.9

Finland
Orion OYJ, Class B	(2,665)	(122,639)	4.8

Germany
Covestro AG	(9,695)	(329,107)	13.0
Delivery Hero SE	(6,439)	(211,900)	8.3
Vonovia SE	(15,016)	(332,013)	13.1

		(873,020)

Security	Shares	Value	% of Basket Value

Hong Kong
Nine Dragons Paper Holdings Ltd.	(261,000)	$(154,686)	6.1%

Ireland
AerCap Holdings NV	(2,505)	(133,792)	5.3

Japan
Lasertec Corp.	(1,200)	(168,613)	6.7
Tokyo Electric Power Co. Holdings, Inc.	(23,500)	(76,553)	3.0

		(245,166)

Netherlands
Just Eat Takeaway.com NV	(13,200)	(226,513)	8.9

Poland
CD Projekt SA	(6,444)	(171,222)	6.7

South Korea
HYBE Co. Ltd.	(687)	(58,153)	2.3
Iljin Materials Co., Ltd.	(3,227)	(136,929)	5.4
Kakao Corp.	(6,405)	(227,216)	8.9
Korea Zinc Co., Ltd.	(142)	(63,680)	2.5
NCSoft Corp.	(661)	(180,572)	7.1
Posco Chemical Co., Ltd.	(2,181)	(304,530)	12.0

		(971,080)

United Kingdom
Ocado Group PLC	(35,255)	(191,128)	7.5

United States
Ameriprise Financial, Inc.	(568)	(175,580)	6.9
Caesars Entertainment, Inc.	(3,222)	(140,898)	5.5
Cleveland-Cliffs, Inc.	(7,020)	(91,190)	3.6
DISH Network Corp., Class A	(17,697)	(263,862)	10.4
Illumina, Inc.	(1,099)	(251,473)	9.9
Marvell Technology, Inc.	(5,074)	(201,336)	7.9
Novocure Ltd.	(3,096)	(218,763)	8.6
Paramount Global, Class B	(11,884)	(217,715)	8.6
PerkinElmer, Inc.	(1,591)	(212,526)	8.4
Pinterest, Inc., Class A	(9,081)	(223,393)	8.8
Roku, Inc.	(4,127)	(229,214)	9.0
State Street Corp.	(1,988)	(147,112)	5.8
Steel Dynamics, Inc.	(1,431)	(134,585)	5.3
Teledyne Technologies, Inc.	(458)	(182,275)	7.2
Wynn Resorts Ltd.	(1,915)	(122,368)	4.8
Zillow Group, Inc., Class C	(3,308)	(102,085)	4.0
Zoom Video Communications, Inc., Class A	(1,172)	(97,792)	3.9

		(3,012,167)

		(8,691,278)

Rights

Brazil
Localiza Rent a Car SA, (Expires 10/26/22, Strike Price BRL 50.35)	(29)	(113)	0.0

Total Reference Entity — Short		(8,691,391)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(2,540,275)

S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$63,765	$(45,010)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$40,422	$—	$—	$40,422
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	63,765	—	—	—	63,765

	$—	$—	$63,765	$40,422	$—	$—	$104,187

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$174,043	$—	$—	$174,043
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	45,010	—	—	—	45,010

	$—	$—	$45,010	$174,043	$—	$—	$219,053

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(109,902)	$—	$—	$—	$(109,902)
Forward foreign currency exchange contracts	—	—	—	(118,266)	—	—	(118,266)
Swaps	—	—	2,567,733	—	—	—	2,567,733

	$—	$—	$2,457,831	$(118,266)	$—	$—	$2,339,565

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$65,491	$—	$—	$—	$65,491
Forward foreign currency exchange contracts	—	—	—	(80,177)	—	—	(80,177)
Swaps	—	—	18,755	—	—	—	18,755

	$—	$—	$84,246	$(80,177)	$—	$—	$4,069

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$537,321
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,538,290
Average amounts sold — in USD	$6,381,568
Total return swaps:
Average notional value	$(5,317,686)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$40,422	$174,043
Swaps — OTC(a)	63,765	45,010

Total derivative assets and liabilities in the Statements of Assets and Liabilities	104,187	219,053

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$104,187	$219,053

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
Bank of America N.A.	$40,422	$—		$—	$—	$40,422
JPMorgan Chase Bank N.A.	63,765	(1,352)		—	—	62,413

	$104,187	$(1,352)		$—	$—	$102,835

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)
Citibank N.A.	$144,770	$—		$—	$—	$144,770
JPMorgan Chase Bank N.A.	1,352	(1,352)		—	—	—
UBS AG	72,931	—		—	—	72,931

	$219,053	$(1,352)		$—	$—	$217,701

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks

Argentina	$180,324	$—	$—	$180,324
Brazil	465,365	—	—	465,365
Canada	2,110,251	—	—	2,110,251
China	133,994	5,253,542	—	5,387,536
Denmark	—	968,572	—	968,572
France	—	2,483,676	—	2,483,676
Germany	—	358,070	—	358,070
Hong Kong	—	1,275,076	—	1,275,076

S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)

India	$—	$2,107,495	$—	$2,107,495
Ireland	485,025	158,460	—	643,485
Italy	—	497,774	—	497,774
Japan	—	6,214,888	—	6,214,888
Mexico	604,237	—	—	604,237
Netherlands	—	741,626	—	741,626
Saudi Arabia	—	606,712	—	606,712
Singapore	—	413,904	—	413,904
South Africa	—	337,817	—	337,817
South Korea	—	975,272	—	975,272
Sweden	—	1,063,677	—	1,063,677
Switzerland	—	1,420,687	—	1,420,687
Taiwan	—	2,698,012	—	2,698,012
United Kingdom	405,288	699,486	—	1,104,774
United States	53,592,474	—	—	53,592,474
Investment Companies	113,139	—	—	113,139
Preferred Securities
Preferred Stocks	306,722	—	—	306,722

Short-Term Securities
Money Market Funds	10,098,052	—	—	10,098,052

	$68,494,871	$28,274,746	$—	$96,769,617

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$40,422	$—	$40,422
Liabilities
Foreign Currency Exchange Contracts	—	(174,043)	—	(174,043)

	$—	$(133,621)	$—	$(133,621)

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
BHP Group Ltd.	6,409	$152,981
Glencore PLC	126,633	725,996
Rio Tinto PLC	2,226	116,334
South32 Ltd.	30,189	69,262
Woodside Energy Group Ltd.	1,118	26,023

		1,090,596

Canada — 1.9%
Cameco Corp.	8,954	212,389
Enbridge, Inc.	37,030	1,442,766
Nutrien Ltd.	797	67,341

		1,722,496

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR	588	55,084

China — 1.9%
Aier Eye Hospital Group Co. Ltd., Class A	6,457	21,797
Alibaba Group Holding Ltd.(a)	6,040	46,960
Amoy Diagnostics Co. Ltd., Class A	8,510	27,215
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,200	23,303
BYD Co. Ltd., Class A	6,600	222,300
China Tourism Group Duty Free Corp. Ltd., Class A	892	19,498
Contemporary Amperex Technology Co. Ltd., Class A	5,233	267,149
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,766	30,704
Ganfeng Lithium Group Co. Ltd., Class H(b)	13,440	90,903
Glodon Co. Ltd., Class A	4,400	29,661
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,743	22,498
Guangzhou Baiyun International Airport Co. Ltd., Class A(a)	2,300	4,361
Haidilao International Holding Ltd.(a)(b)	13,000	19,303
Hangzhou Robam Appliances Co. Ltd., Class A	7,471	20,885
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,400	9,508
Hundsun Technologies, Inc., Class A	8,896	50,679
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	4,800	20,789
Industrial & Commercial Bank of China Ltd., Class H	36,000	15,630
JD Health International, Inc.(a)(b)	9,200	50,472
JD.com, Inc., Class A	1,161	21,142
Jiangsu Hengrui Medicine Co. Ltd., Class A	6,525	35,827
Jinxin Fertility Group Ltd.(b)	39,500	19,471
Kingsoft Corp. Ltd.	9,800	29,676
Li Auto, Inc., ADR(a)	4,922	67,038
Meituan, Class B(a)(b)	1,600	25,617
Microport Cardioflow Medtech Corp.(a)(b)	114,000	34,628
Ming Yuan Cloud Group Holdings Ltd.	9,000	4,145
Shanghai Jinjiang International Hotels Co. Ltd., Class A	3,159	23,531
Tencent Holdings Ltd.	12,800	336,343
Venustech Group, Inc., Class A	7,600	26,352
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(a)	6,763	26,351
WuXi AppTec Co. Ltd., Class A	2,296	23,935
Wuxi Biologics Cayman, Inc.(a)(b)	3,933	17,697
Yifeng Pharmacy Chain Co. Ltd., Class A	1,934	14,807
Yonyou Network Technology Co. Ltd., Class A	13,008	43,474
Yum China Holdings, Inc.	550	22,263

		1,765,912

France — 2.9%
Arkema SA	2,479	196,183
BNP Paribas SA	6,251	293,134
Cie de Saint-Gobain	8,102	331,217

Security	Shares	Value

France (continued)
Danone SA	4,946	$245,814
EssilorLuxottica SA	2,910	460,153
Hermes International	125	161,798
LVMH Moet Hennessy Louis Vuitton SE	1,558	983,089

		2,671,388

Germany — 4.8%
Commerzbank AG(a)	12,483	99,735
Deutsche Telekom AG, Registered Shares	44,342	836,977
Infineon Technologies AG	4,095	99,367
Mercedes-Benz Group AG, Registered Shares	9,601	555,721
SAP SE	12,960	1,247,436
Siemens AG, Registered Shares	8,234	899,227
Vantage Towers AG	22,281	626,642

		4,365,105

Hong Kong — 0.4%
AIA Group Ltd.	44,600	337,836

Israel — 0.6%
Nice Ltd., ADR(a)	2,832	537,768

Italy — 0.3%
Intesa Sanpaolo SpA	155,363	296,204

Japan — 1.3%
FANUC Corp.	4,500	588,832
Hoya Corp.	3,978	369,800
Keyence Corp.	200	75,413
Kose Corp.	1,900	189,659

		1,223,704

Netherlands — 3.3%
Adyen NV(a)(b)	281	401,155
ASML Holding NV	1,538	721,455
BNP Paribas Emissions- und Handelsgesellschaft mbH(a)(c)	99,416	978,212
Shell PLC	26,849	951,365

		3,052,187

Norway — 0.1%
Norsk Hydro ASA	11,145	70,730

South Africa — 0.2%
Anglo American PLC	4,993	149,561

South Korea — 1.1%
Amorepacific Corp.	1,627	105,635
LG Chem Ltd.	343	150,522
LG Energy Solution Ltd.(a)	1,272	470,664
Samsung SDI Co. Ltd.	483	249,187

		976,008

Spain — 0.7%
Cellnex Telecom SA(b)	18,592	608,521

Sweden — 0.4%
Volvo AB, B Shares	21,529	352,364

Switzerland — 1.1%
Cie Financiere Richemont SA, Class A, Registered Shares	963	94,118
Nestle SA, Registered Shares	3,327	362,173
TE Connectivity Ltd.	4,326	528,767

		985,058

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	$480,888

United Arab Emirates — 0.0%
NMC Health PLC(a)(d)	504	—

United Kingdom — 4.0%
Alphawave IP Group PLC(a)	9,572	12,382
AstraZeneca PLC	6,478	760,077
AstraZeneca PLC, ADR	4,925	289,639
Compass Group PLC	32,220	678,612
Genius Sports Ltd.(a)	3,712	19,080
Hedosophia European Growth(a)	861	8,424
Lloyds Banking Group PLC	1,694,311	813,722
Unilever PLC	23,360	1,061,813

		3,643,749

United States — 62.4%
Abbott Laboratories	9,138	904,114
AbbVie, Inc.	5,900	863,760
Activision Blizzard, Inc.	1,636	119,101
Adobe, Inc.(a)	286	91,091
Air Products & Chemicals, Inc.	3,638	910,955
Albemarle Corp.	1,642	459,546
Alcoa Corp.	2,155	84,110
Align Technology, Inc.(a)	187	36,334
Alphabet, Inc., Class C(a)	22,270	2,108,078
AltC Acquisition Corp., Class A(a)	1,121	11,031
Altus Power, Inc.(a)	18	179
Amazon.com, Inc.(a)	17,446	1,787,168
American Tower Corp.	3,913	810,734
Apple, Inc.(e)	20,656	3,167,391
Applied Materials, Inc.	4,104	362,342
Aptiv PLC(a)	3,467	315,740
Archer-Daniels-Midland Co.	10,360	1,004,713
Atlassian Corp.	138	27,977
Ball Corp.	136	6,717
Bank of America Corp.	25,672	925,219
Booking Holdings, Inc.(a)	35	65,432
Boston Scientific Corp.(a)	19,136	824,953
Bunge Ltd.	4,473	441,485
California Resources Corp.	1,904	85,889
Cano Health, Inc.(a)	209	748
Capri Holdings Ltd.(a)	4,022	183,725
CF Industries Holdings, Inc.	8,347	886,952
Charles Schwab Corp.	16,243	1,294,080
Charter Communications, Inc., Class A(a)	1,052	386,736
Chesapeake Energy Corp.	265	27,102
Chipotle Mexican Grill, Inc.(a)	61	91,398
Comcast Corp., Class A	13,282	421,571
ConocoPhillips	16,824	2,121,338
Corteva, Inc.	702	45,869
Costco Wholesale Corp.	1,306	654,959
Crowdstrike Holdings, Inc., Class A(a)	1,571	253,245
Crown Holdings, Inc.	79	5,419
CVS Health Corp.	644	60,987
D.R. Horton, Inc.	4,582	352,264
Darling Ingredients, Inc.(a)	515	40,417
Datadog, Inc., Class A(a)	1,085	87,353
Deere & Co.	1,411	558,502
Dexcom, Inc.(a)	4,115	497,010
Diversey Holdings Ltd.(a)	15,618	84,337
Domino’s Pizza, Inc.	403	133,893

Security	Shares	Value

United States (continued)
Dynatrace, Inc.(a)	2,382	$83,942
Edwards Lifesciences Corp.(a)	3,778	273,641
Element Solutions, Inc.	875	15,050
Eli Lilly & Co.	1,495	541,325
EQT Corp.	13,983	585,049
Excelerate Energy, Inc., Class A	664	18,340
Exxon Mobil Corp.	3,555	393,930
F5, Inc.(a)	2,217	316,831
FMC Corp.	340	40,426
Fortinet, Inc.(a)	4,452	254,476
Fortive Corp.	14,734	941,503
Freeport-McMoRan, Inc.	20,800	659,152
General Motors Co.	5,452	213,991
Green Plains, Inc.(a)	130	3,756
Hilton Worldwide Holdings, Inc.	4,221	570,932
Home Depot, Inc.	2,117	626,907
Humana, Inc.	3,199	1,785,298
International Flavors & Fragrances, Inc.	4,305	420,211
Intuit, Inc.	151	64,552
Intuitive Surgical, Inc.(a)	2,074	511,179
Johnson & Johnson	5,204	905,340
Liberty Media Acquisition Corp.(a)	13,571	136,117
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	8,315	352,889
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	11,507	485,480
LPL Financial Holdings, Inc.	1,452	371,204
LyondellBasell Industries NV, Class A	3,194	244,181
Marathon Oil Corp.	8,544	260,165
Marsh & McLennan Cos., Inc.	7,720	1,246,703
Masco Corp.	1,121	51,869
Mastercard, Inc., Class A	3,297	1,082,009
McDonald’s Corp.	2,437	664,472
Merck & Co., Inc.	9,274	938,529
Micron Technology, Inc.	7,199	389,466
Microsoft Corp.(e)	12,399	2,878,180
Mirion Technologies, Inc.(a)	2,481	20,046
MongoDB, Inc.(a)	202	36,972
Morgan Stanley	7,468	613,646
Mosaic Co.	621	33,379
Mr. Cooper Group, Inc.(a)	405	15,993
NextEra Energy, Inc.	9,849	763,297
Northrop Grumman Corp.	2,078	1,140,843
NVIDIA Corp.	2,763	372,922
Otis Worldwide Corp.	681	48,106
Palo Alto Networks, Inc.(a)	1,468	251,894
Park Hotels & Resorts, Inc.	518	6,775
Peloton Interactive, Inc., Class A(a)	5,692	47,813
Pioneer Natural Resources Co.	962	246,666
Raymond James Financial, Inc.	3,890	459,565
ResMed, Inc.	948	212,058
Salesforce, Inc.(a)	3,645	592,641
Sarcos Technology & Robotics Corp.(a)	118	238
Seagen, Inc.(a)	2,272	288,907
Sempra Energy	8,673	1,309,103
ServiceNow, Inc.(a)	1,111	467,442
Splunk, Inc.(a)	450	37,399
Starbucks Corp.	5,332	461,698
Tesla, Inc.(a)	1,051	239,145
Thermo Fisher Scientific, Inc.	1,236	635,267
TJX Cos., Inc.	8,577	618,402
Toast, Inc., Class A(a)	657	14,513
Toll Brothers, Inc.	189	8,142

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Tractor Supply Co.	1,543	$339,105
United Parcel Service, Inc., Class B	4,764	799,256
UnitedHealth Group, Inc.	2,405	1,335,136
Univar Solutions, Inc.(a)	276	7,032
Valero Energy Corp.	3,933	493,788
Vertiv Holdings Co.	19,780	283,052
Vulcan Materials Co.	4,411	722,081
Walmart, Inc.	3,391	482,641
Walt Disney Co.(a)	6,727	716,695
Wells Fargo & Co.	12,402	570,368
XPO Logistics, Inc.(a)	4,222	218,446
Zscaler, Inc.(a)	1,184	182,454

		57,021,985

Total Common Stocks — 89.2% (Cost: $85,083,328)		81,407,144

	Par (000)

Corporate Bonds

United States — 0.0%
Stem, Inc., 0.50%, 12/01/28(a)(b)(c)	$1	744

Total Corporate Bonds — 0.0% (Cost: $1,000)		744

	Shares

Investment Companies

United States — 1.0%
Invesco QQQ Trust, Series 1	68	18,900
iShares China Large-Cap ETF(f)	207	4,337
iShares MSCI China ETF(f)	19,824	705,338
KraneShares Bosera MSCI China A 50 Connect Index ETF, Class A	530	14,162
KraneShares CSI China Internet ETF	2,343	44,985
U.S. Oil Fund LP(a)	1,498	107,152

Total Investment Companies — 1.0% (Cost: $1,286,205)		894,874

Preferred Securities

Preferred Stocks — 0.3%(a)

Germany — 0.2%
Dr Ing hc F Porsche AG	2,275	232,696

United States(c) — 0.1%
Aptiv PLC, Series A, 06/15/23	245	26,186
Becton Dickinson and Co., Series B, 06/01/23	975	47,521
Boston Scientific Corp., Series A, 06/01/23	159	17,496

		91,203

Total Preferred Securities — 0.3% (Cost: $295,103)		323,899

Security	Shares	Value

Warrants

Israel — 0.0%
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(a)	22	$11

United Kingdom(a) — 0.0%
Genius Sports Ltd., (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	208	198
Hedosophia European Growth, (Issued 05/13/21, Exercisable 05/13/22, 1 Share for 1 Warrant, Expires 05/13/27, Strike Price EUR 11.50)	114	1

		199

United States(a) — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)	121	106
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	60	107
Gores Holdings VIII, Inc., Class A, (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	104	85
Highland Transcend Partners I Corp., (Issued/Exercisable 01/15/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	124	4
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Share for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	57	3
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	107	12
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	354	60
Volta, Inc., Series C, (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 08/26/26, Strike Price USD 11.50)	70	18

		395

Total Warrants — 0.0% (Cost: $2,546)		605

Total Long-Term Investments — 90.5% (Cost: $86,668,182)		82,627,266

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 9.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.92%(f)(g)	8,208,243	$8,208,243

Total Short-Term Securities — 9.0% (Cost: $8,208,243)		8,208,243

Options Purchased — 0.2% (Cost: $369,824)		229,571

Total Investments Before Options Written — 99.7% (Cost: $95,246,249)		91,065,080

Options Written — (0.3)% (Premiums Received: $(339,019))		(286,395)

Total Investments, Net of Options Written — 99.4% (Cost: $94,907,230)		90,778,685

Other Assets Less Liabilities — 0.6%		517,106

Net Assets — 100.0%		$91,295,791

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,741,013	$3,467,230	(a)	$—	$—	$—	$8,208,243	8,208,243	$51,442	$—
iShares China Large-Cap ETF	6,404	—		—	—	(2,067)	4,337	207	30	—
iShares MSCI China ETF	727,986	235,497		—	—	(258,145)	705,338	19,824	4,501	—

					$—	$(260,212)	$8,917,918		$55,973	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	9	11/24/22	$326	$7,633
S&P/TSE 60 Index	3	12/15/22	519	22,897
NASDAQ 100 E-Mini Index	1	12/16/22	229	(24,587)
S&P 500 E-Mini Index	55	12/16/22	10,678	(268,910)

				(262,967)

Short Contracts
FTSE Taiwan Index	32	11/29/22	1,460	(21,726)
KOSPI 200 Index	28	12/08/22	1,475	33,095
Nikkei 225 Yen-Denominated	12	12/08/22	1,112	(3,680)
SPI 200 Index	3	12/15/22	329	(458)
DAX Index	2	12/16/22	656	(11,395)
FTSE 100 Index	4	12/16/22	326	(2,330)

				(6,494)

				$(269,461)

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,317,709	EUR	2,304,023	BNP Paribas S.A.	11/18/22	$38,201

CHF	477,457	USD	499,071	Bank of America N.A.	11/18/22	(21,442)
CHF	1,111,355	USD	1,178,666	JPMorgan Chase Bank N.A.	11/18/22	(66,911)
EUR	525,655	USD	537,944	Deutsche Bank AG	11/18/22	(17,882)
AUD	155,000	USD	105,258	UBS AG	12/15/22	(5,978)
JPY	383,190,022	USD	2,682,012	UBS AG	12/15/22	(91,264)

						(203,477)

						$(165,276)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbott Laboratories	9	11/18/22	USD	110.00	USD	89	$86
Alphabet Inc., Class C	15	11/18/22	USD	117.50	USD	142	98
Apple, Inc.	10	11/18/22	USD	170.00	USD	153	325
Delphi Automotive PLC	6	11/18/22	USD	100.00	USD	55	765
Dynatrace, Inc.	7	11/18/22	USD	45.00	USD	25	193
Microsoft Corp.	6	11/18/22	USD	280.00	USD	139	66
Tesla, Inc.	3	11/18/22	USD	300.00	USD	68	84
Tesla, Inc.	4	11/18/22	USD	310.00	USD	91	82
Walt Disney Co.	8	11/18/22	USD	120.00	USD	85	532
Alphabet Inc., Class C	14	12/16/22	USD	115.00	USD	133	448
Amazon.com, Inc.	13	12/16/22	USD	135.00	USD	133	267
Apple, Inc.	10	12/16/22	USD	165.00	USD	153	2,530
Charles Schwab Corp.	12	12/16/22	USD	80.00	USD	96	4,620
Commerzbank AG	27	12/16/22	EUR	9.00	EUR	22	587
Crowdstrike Holdings, Inc., Class A	4	12/16/22	USD	195.00	USD	64	1,218
Domino’s Pizza, Inc.	2	12/16/22	USD	370.00	USD	66	650

General Motors Co.	13	12/16/22	USD	43.00	USD	51	1,319
HCA Healthcare, Inc.	4	12/16/22	USD	230.00	USD	87	2,220
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	640.00	EUR	64	2,671
LVMH Moet Hennessy Louis Vuitton SE	2	12/16/22	EUR	680.00	EUR	128	2,144
Microsoft Corp.	6	12/16/22	USD	270.00	USD	139	585
Palo Alto Networks, Inc.	4	12/16/22	USD	190.00	USD	69	1,620
salesforce.com, Inc.	11	12/16/22	USD	165.00	USD	179	10,670
SAP Investor Relations, ADR	4	12/16/22	USD	100.00	USD	38	1,080
Shell PLC, ADR	29	12/16/22	USD	55.00	USD	161	7,757
Siemens AG, Registered Shares	14	12/16/22	EUR	110.00	EUR	155	8,405
Tesla, Inc.	7	12/16/22	USD	300.00	USD	159	1,116
Visa, Inc., Class A	6	12/16/22	USD	210.00	USD	124	4,335
Visa, Inc., Class A	5	12/16/22	USD	195.00	USD	104	8,362
Walt Disney Co.	8	12/16/22	USD	120.00	USD	85	1,260
Abbott Laboratories	15	01/20/23	USD	115.00	USD	148	773
Abbott Laboratories	6	01/20/23	USD	105.00	USD	59	1,470
Adobe, Inc.	1	01/20/23	USD	480.00	USD	32	37
Align Technology, Inc.	2	01/20/23	USD	240.00	USD	39	920
Alphabet Inc., Class C	20	01/20/23	USD	125.00	USD	189	650
AstraZeneca PLC	12	01/20/23	USD	62.50	USD	71	2,052
CVS Health Corp.	12	01/20/23	USD	97.50	USD	114	4,830
DexCom, Inc.	11	01/20/23	USD	100.00	USD	133	27,775
Dynatrace, Inc.	7	01/20/23	USD	45.00	USD	25	630
Eli Lilly & Co.	2	01/20/23	USD	340.00	USD	72	7,360
Eli Lilly & Co.	2	01/20/23	USD	320.00	USD	72	10,420
Energy Select Sector SPDR Fund	16	01/20/23	USD	87.00	USD	144	12,080
Freeport-McMoRan, Inc.	29	01/20/23	USD	35.00	USD	92	5,510
Glencore International PLC	7	01/20/23	GBP	5.68	GBP	36	1,075
Humana, Inc.	1	01/20/23	USD	500.00	USD	56	7,335
Humana, Inc.	3	01/20/23	USD	550.00	USD	167	11,100

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Intuit, Inc.	1	01/20/23	USD	450.00	USD	43	$2,425
Merck & Co., Inc.	10	01/20/23	USD	95.00	USD	101	8,450
Otis Worldwide Corp.	7	01/20/23	USD	85.00	USD	49	158
salesforce.com, Inc.	4	01/20/23	USD	200.00	USD	65	842
salesforce.com, Inc.	4	01/20/23	USD	210.00	USD	65	460
ServiceNow, Inc.	1	01/20/23	USD	550.00	USD	42	355
TE Connectivity Ltd.	7	01/20/23	USD	135.00	USD	86	1,750
Tractor Supply Co.	4	01/20/23	USD	210.00	USD	88	7,800
Visa, Inc., Class A	7	01/20/23	USD	210.00	USD	145	7,122
Walt Disney Co.	11	01/20/23	USD	120.00	USD	117	3,041
XPO Logistics, Inc.	5	01/20/23	USD	57.50	USD	26	1,275

							193,790

Put
AbbVie, Inc.	11	11/11/22	USD	135.00	USD	161	347
BHP Group Ltd.	3	11/18/22	GBP	21.83	GBP	70	4,931
Rio Tinto PLC, ADR	1	11/18/22	GBP	45.62	GBP	47	1,736
SPDR S&P 500 ETF Trust	6	11/18/22	USD	365.00	USD	232	1,410
AbbVie, Inc.	10	12/16/22	USD	140.00	USD	146	2,810
Edwards Lifesciences Corp.	11	12/16/22	USD	80.00	USD	80	9,240
SPDR S&P 500 ETF Trust	5	12/16/22	USD	365.00	USD	193	3,112
SPDR S&P 500 ETF Trust	5	12/16/22	USD	345.00	USD	193	1,375
AbbVie, Inc.	10	01/20/23	USD	140.00	USD	146	4,550
ConocoPhillips	9	01/20/23	USD	70.00	USD	113	288
Energy Select Sector SPDR Fund	15	01/20/23	USD	65.00	USD	135	803
EQT Corp.	15	01/20/23	USD	35.00	USD	63	2,700
Exxon Mobil Corp.	6	01/20/23	USD	75.00	USD	66	231
Pioneer Natural Resources Co.	3	01/20/23	USD	210.00	USD	77	1,575
Valero Energy Corp.	5	01/20/23	USD	90.00	USD	63	673

							35,781

							$229,571

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AbbVie, Inc.	11	11/11/22	USD	150.00	USD	161	$(1,425)
Alphabet Inc., Class C	15	11/18/22	USD	130.00	USD	142	(38)
Apple, Inc.	10	11/18/22	USD	185.00	USD	153	(35)
BHP Group Ltd.	1	11/18/22	GBP	26.00	GBP	23	(77)
Boston Scientific Corp.	21	11/18/22	USD	45.00	USD	91	(735)
Microsoft Corp.	6	11/18/22	USD	305.00	USD	139	(21)
Rio Tinto PLC, ADR	1	11/18/22	GBP	56.00	GBP	47	(108)
Tesla, Inc.	3	11/18/22	USD	350.00	USD	68	(20)
Tesla, Inc.	4	11/18/22	USD	360.00	USD	91	(22)
AbbVie, Inc.	10	12/16/22	USD	155.00	USD	146	(2,090)
Alcoa Corp.	21	12/16/22	USD	45.00	USD	82	(3,286)
Alphabet Inc., Class C	14	12/16/22	USD	150.00	USD	133	(70)
Amazon.com, Inc.	13	12/16/22	USD	150.00	USD	133	(91)
Apple, Inc.	10	12/16/22	USD	180.00	USD	153	(440)
DexCom, Inc.	8	12/16/22	USD	110.00	USD	97	(12,280)
Edwards Lifesciences Corp.	11	12/16/22	USD	100.00	USD	80	(275)
EQT Corp.	32	12/16/22	USD	48.00	USD	134	(4,400)
Microsoft Corp.	6	12/16/22	USD	295.00	USD	139	(141)
salesforce.com, Inc.	11	12/16/22	USD	185.00	USD	179	(3,129)
Shell PLC, ADR	29	12/16/22	USD	65.00	USD	161	(435)
Tesla, Inc.	7	12/16/22	USD	350.00	USD	159	(284)
TJX Cos., Inc.	15	12/16/22	USD	75.00	USD	108	(3,270)
UnitedHealth Group, Inc.	2	12/16/22	USD	600.00	USD	111	(815)

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Visa, Inc., Class A	5	12/16/22	USD	215.00	USD	104	$(2,487)
AbbVie, Inc.	10	01/20/23	USD	165.00	USD	146	(1,140)
Archer-Daniels-Midland Co.	16	01/20/23	USD	110.00	USD	155	(1,968)
Atlassian Corp. PLC, Class A	1	01/20/23	USD	250.00	USD	20	(915)
CF Industries Holdings, Inc.	12	01/20/23	USD	125.00	USD	128	(4,320)
ConocoPhillips	17	01/20/23	USD	150.00	USD	214	(3,757)
D.R. Horton, Inc.	9	01/20/23	USD	85.00	USD	69	(2,722)
Datadog Inc., Class A	11	01/20/23	USD	100.00	USD	89	(4,345)
Dynatrace, Inc.	14	01/20/23	USD	40.00	USD	49	(2,730)
Eli Lilly & Co.	2	01/20/23	USD	430.00	USD	72	(574)
Energy Select Sector SPDR Fund	16	01/20/23	USD	97.00	USD	144	(4,848)
EQT Corp.	15	01/20/23	USD	50.00	USD	63	(2,737)
Exxon Mobil Corp.	12	01/20/23	USD	95.00	USD	133	(21,450)
Home Depot, Inc.	4	01/20/23	USD	320.00	USD	118	(2,940)
Humana, Inc.	1	01/20/23	USD	640.00	USD	56	(560)
Merck & Co., Inc.	10	01/20/23	USD	100.00	USD	101	(5,100)
MongoDB, Inc.	2	01/20/23	USD	220.00	USD	37	(2,580)
TJX Cos., Inc.	15	01/20/23	USD	80.00	USD	108	(2,235)
Valero Energy Corp.	11	01/20/23	USD	120.00	USD	138	(15,042)

							(115,937)

Put
Abbott Laboratories	9	11/18/22	USD	95.00	USD	89	(936)
Alphabet Inc., Class C	15	11/18/22	USD	95.00	USD	142	(4,762)
Apple, Inc.	10	11/18/22	USD	135.00	USD	153	(445)
BHP Group Ltd.	3	11/18/22	GBP	19.60	GBP	70	(1,062)
Delphi Automotive PLC	6	11/18/22	USD	82.50	USD	55	(900)
Dynatrace, Inc.	7	11/18/22	USD	35.00	USD	25	(1,505)
Microsoft Corp.	6	11/18/22	USD	220.00	USD	139	(1,647)
Northrop Grumman Corp.	2	11/18/22	USD	430.00	USD	110	(310)
Rio Tinto PLC, ADR	1	11/18/22	GBP	41.65	GBP	47	(455)
SPDR S&P 500 ETF Trust	5	11/18/22	USD	350.00	USD	193	(388)
Tesla, Inc.	4	11/18/22	USD	240.00	USD	91	(7,430)
Tesla, Inc.	3	11/18/22	USD	220.00	USD	68	(2,460)
Walt Disney Co.	15	11/18/22	USD	95.00	USD	160	(1,343)
AbbVie, Inc.	10	12/16/22	USD	125.00	USD	146	(605)
Air Products & Chemicals, Inc.	3	12/16/22	USD	220.00	USD	75	(743)
Alcoa Corp.	12	12/16/22	USD	30.00	USD	47	(822)
Alphabet Inc., Class C	14	12/16/22	USD	90.00	USD	133	(3,787)
Amazon.com, Inc.	13	12/16/22	USD	100.00	USD	133	(6,272)
Amazon.com, Inc.	16	12/16/22	USD	105.00	USD	164	(11,480)
Apple, Inc.	10	12/16/22	USD	130.00	USD	153	(1,155)
Charles Schwab Corp.	12	12/16/22	USD	65.00	USD	96	(654)
Commerzbank AG	27	12/16/22	EUR	7.20	EUR	22	(574)
Costco Wholesale Corp.	4	12/16/22	USD	440.00	USD	201	(2,010)
Crowdstrike Holdings, Inc., Class A	4	12/16/22	USD	150.00	USD	64	(3,490)
Domino’s Pizza, Inc.	2	12/16/22	USD	290.00	USD	66	(730)
Edwards Lifesciences Corp.	11	12/16/22	USD	70.00	USD	80	(2,832)
EQT Corp.	32	12/16/22	USD	35.00	USD	134	(3,520)
General Motors Co.	13	12/16/22	USD	33.00	USD	51	(696)
Home Depot, Inc.	6	12/16/22	USD	260.00	USD	178	(2,130)
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	520.00	EUR	64	(329)
LVMH Moet Hennessy Louis Vuitton SE	2	12/16/22	EUR	550.00	EUR	128	(1,334)
Microsoft Corp.	6	12/16/22	USD	215.00	USD	139	(2,610)
Microsoft Corp.	6	12/16/22	USD	220.00	USD	139	(3,465)
Palo Alto Networks, Inc.	4	12/16/22	USD	150.00	USD	69	(1,480)
salesforce.com, Inc.	11	12/16/22	USD	130.00	USD	179	(1,661)
SAP Investor Relations, ADR	4	12/16/22	USD	80.00	USD	38	(230)
Shell PLC, ADR	29	12/16/22	USD	45.00	USD	161	(798)
Siemens AG, Registered Shares	14	12/16/22	EUR	88.00	EUR	155	(1,266)
SPDR S&P 500 ETF Trust	5	12/16/22	USD	340.00	USD	193	(1,115)
SPDR S&P 500 ETF Trust	5	12/16/22	USD	315.00	USD	193	(408)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Tesla, Inc.	7	12/16/22	USD	220.00	USD	159	$(9,940)
Tesla, Inc.	7	12/16/22	USD	200.00	USD	159	(5,372)
Visa, Inc., Class A	6	12/16/22	USD	170.00	USD	124	(477)
Visa, Inc., Class A	5	12/16/22	USD	175.00	USD	104	(530)
Walt Disney Co.	8	12/16/22	USD	95.00	USD	85	(1,616)
Abbott Laboratories	15	01/20/23	USD	95.00	USD	148	(4,762)
Abbott Laboratories	6	01/20/23	USD	90.00	USD	59	(1,140)
AbbVie, Inc.	10	01/20/23	USD	125.00	USD	146	(1,475)
Align Technology, Inc.	2	01/20/23	USD	180.00	USD	39	(2,370)
Alphabet Inc., Class C	20	01/20/23	USD	100.00	USD	189	(17,000)
AstraZeneca PLC	12	01/20/23	USD	47.50	USD	71	(504)
Comcast Corp., Class A	30	01/20/23	USD	30.00	USD	95	(3,840)
CVS Health Corp.	12	01/20/23	USD	80.00	USD	114	(1,188)
DexCom, Inc.	11	01/20/23	USD	80.00	USD	133	(1,155)
Dynatrace, Inc.	7	01/20/23	USD	35.00	USD	25	(2,345)
Eli Lilly & Co.	2	01/20/23	USD	260.00	USD	72	(304)
Energy Select Sector SPDR Fund	16	01/20/23	USD	70.00	USD	144	(1,440)
Exxon Mobil Corp.	6	01/20/23	USD	65.00	USD	66	(102)
Freeport-McMoRan, Inc.	29	01/20/23	USD	25.00	USD	92	(2,233)
Glencore International PLC	7	01/20/23	GBP	4.41	GBP	36	(1,199)
Humana, Inc.	3	01/20/23	USD	440.00	USD	167	(630)
Intuit, Inc.	1	01/20/23	USD	370.00	USD	43	(1,235)
Merck & Co., Inc.	10	01/20/23	USD	77.50	USD	101	(230)
Otis Worldwide Corp.	7	01/20/23	USD	65.00	USD	49	(1,103)
salesforce.com, Inc.	8	01/20/23	USD	160.00	USD	130	(8,700)
ServiceNow, Inc.	1	01/20/23	USD	450.00	USD	42	(4,920)
TE Connectivity Ltd.	7	01/20/23	USD	110.00	USD	86	(2,222)
Valero Energy Corp.	5	01/20/23	USD	75.00	USD	63	(265)
Visa, Inc., Class A	7	01/20/23	USD	180.00	USD	145	(1,942)
Walt Disney Co.	11	01/20/23	USD	100.00	USD	117	(4,812)
XPO Logistics, Inc.	5	01/20/23	USD	45.00	USD	26	(963)
iShares Semiconductor ETF	3	03/17/23	USD	290.00	USD	98	(4,605)

							(170,458)

							$(286,395)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/23	$(85,211)	$(2,589	)(c)	$(87,308)	0.1%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(492) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	15-26 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

France
Pernod Ricard SA	(238)	$(41,772)	47.9%

United Kingdom
Diageo PLC	(1,015)	(41,770)	47.8

United States
J M Smucker Co.	(25)	(3,766)	4.3

		(87,308)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(87,308)

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$—	$—	$—	$(2,589)	$—
Options Written	N/A	N/A	125,331	(72,707)	(286,395)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$63,625	$—	$—	$—	$63,625
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	38,201	—	—	38,201
Options purchased
Investments at value — unaffiliated(b)	—	—	229,571	—	—	—	229,571

	$—	$—	$293,196	$38,201	$—	$—	$331,397

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$333,086	$—	$—	$—	$333,086
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	203,477	—	—	203,477
Options written
Options written at value	—	—	286,395	—	—	—	286,395
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	2,589	—	—	—	2,589

	$—	$—	$622,070	$203,477	$—	$—	$825,547

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(126,023)	$—	$—	$—	$(126,023)
Forward foreign currency exchange contracts	—	—	—	(135,945)	—	—	(135,945)
Options purchased(a)	—	—	4,529	—	—	—	4,529
Options written	—	—	133,436	—	—	—	133,436
Swaps	—	—	19,767	—	—	—	19,767

	$—	$—	$31,709	$(135,945)	$—	$—	$(104,236)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(171,457)	$—	$—	$—	$(171,457)
Forward foreign currency exchange contracts	—	—	—	(91,483)	—	—	(91,483)
Options purchased(b)	—	—	(99,408)	—	—	—	(99,408)
Options written	—	—	121,515	—	—	—	121,515
Swaps	—	—	(3,378)	—	—	—	(3,378)

	$—	$—	$(152,728)	$(91,483)	$—	$—	$(244,211)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,815,695
Average notional value of contracts — short	$4,016,387
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,366,059
Average amounts sold — in USD	$5,061,397
Options:
Average value of option contracts purchased	$188,279
Average value of option contracts written	$256,954
Total return swaps:
Average notional value	$(32,503)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$63,739		$—
Forward foreign currency exchange contracts	38,201		203,477
Options	229,571	(a)	286,395
Swaps — OTC(b)	—		2,589

Total derivative assets and liabilities in the Statements of Assets and Liabilities	331,511		492,461

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(293,310)		(286,395)

Total derivative assets and liabilities subject to an MNA	$38,201		$206,066

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Asset	s(a)(b)
BNP Paribas S.A.	$38,201	$—	$—	$—	$38,201

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilitie	s(a)(c)
Bank of America N.A.	$21,442	$—	$—	$—	$21,442
Deutsche Bank AG	17,882	—	—	—	17,882
JPMorgan Chase Bank N.A.	69,500	—	—	—	69,500
UBS AG	97,242	—	—	—	97,242

	$206,066	$—	$—	$—	$206,066

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,090,596	$—	$1,090,596
Canada	1,722,496	—	—	1,722,496
Chile	55,084	—	—	55,084
China	67,038	1,698,874	—	1,765,912
France	—	2,671,388	—	2,671,388
Germany	—	4,365,105	—	4,365,105
Hong Kong	—	337,836	—	337,836
Israel	537,768	—	—	537,768
Italy	—	296,204	—	296,204
Japan	—	1,223,704	—	1,223,704
Netherlands	413,387	2,638,800	—	3,052,187
Norway	—	70,730	—	70,730
South Africa	—	149,561	—	149,561
South Korea	—	976,008	—	976,008
Spain	—	608,521	—	608,521
Sweden	—	352,364	—	352,364
Switzerland	528,767	456,291	—	985,058
Taiwan	—	480,888	—	480,888
United Arab Emirates	—	—	—	—
United Kingdom	329,525	3,314,224	—	3,643,749
United States	57,021,985	—	—	57,021,985
Corporate Bonds	—	744	—	744
Investment Companies	894,874	—	—	894,874

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$323,899	$—	$—	$323,899
Warrants	605	—	—	605
Short-Term Securities
Money Market Funds	8,208,243	—	—	8,208,243
Options Purchased
Equity Contracts	229,571	—	—	229,571

	$70,333,242	$20,731,838	$—	$91,065,080

Derivative Financial Instruments(a)
Assets
Equity Contracts	$22,897	$40,728	$—	$63,625
Foreign Currency Exchange Contracts	—	38,201	—	38,201
Liabilities
Equity Contracts	(583,572)	(38,498)	—	(622,070)
Foreign Currency Exchange Contracts	—	(203,477)	—	(203,477)

	$(560,675)	$(163,046)	$—	$(723,721)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

October 31, 2022

	BlackRock GA Disciplined Volatility Equity Fund(a)	BlackRock GA Dynamic Equity Fund

ASSETS
Investments, at value — unaffiliated(b)	$86,558,426	$82,147,162
Investments, at value — affiliated(c)	10,211,191	8,917,918
Cash pledged:
Collateral — exchange-traded options written	—	955,000
Futures contracts	—	889,000
Foreign currency, at value(d)	2,788	5,893
Receivables:
Investments sold	52,119	389,199
Options written	—	10,100
Swaps	2,474,912	14,203
Capital shares sold	252,570	245,226
Dividends — unaffiliated	92,042	43,360
Dividends — affiliated	22,646	17,239
From the Manager	—	3,815
Due from broker	54,615	—
Variation margin on futures contracts	—	63,739
Unrealized appreciation on:
Forward foreign currency exchange contracts	40,422	38,201
OTC swaps	63,765	—
Prepaid expenses	32,597	32,515

Total assets	99,858,093	93,772,570

LIABILITIES
Bank overdraft	4,058	9,096
Cash received as collateral for OTC derivatives	820,000	—
Options written, at value(e)	—	286,395
Payables:
Investments purchased	466,025	1,689,732
Swaps	1,393,331	68
Accounting services fees	10,650	17,203
Capital shares redeemed	15,655	8,804
Custodian fees	81,885	116,511
Deferred foreign capital gain tax	5,378	—
Investment advisory fees	3,542	—
Trustees’ and Officer’s fees	2,583	2,610
Options written	—	15,679
Other accrued expenses	11,982	24,681
Professional fees	98,228	89,439
Transfer agent fees	12,624	10,495
Unrealized depreciation on:
Forward foreign currency exchange contracts	174,043	203,477
OTC swaps	45,010	2,589

Total liabilities	3,144,994	2,476,779

NET ASSETS	$96,713,099	$91,295,791

NET ASSETS CONSIST OF
Paid-in capital	$103,994,285	$99,197,447
Accumulated loss	(7,281,186)	(7,901,656)

NET ASSETS	$96,713,099	$91,295,791

(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost — unaffiliated	$90,480,685	$85,967,773
(c) Investments, at cost — affiliated	$10,219,484	$9,278,476
(d) Foreign currency, at cost	$2,796	$16,877
(e) Premiums received	$—	$339,019

F I N A N C I A L S T A T E M E N T S	31

Statement of Assets and Liabilities (unaudited) (continued)

October 31, 2022

	BlackRock GA Disciplined Volatility Equity Fund(a)	BlackRock GA Dynamic Equity Fund

NET ASSET VALUE

Institutional
Net assets	$90,401,640	$84,488,071

Shares outstanding	8,219,185	7,005,365

Net asset value	$11.00	$12.06

Shares authorized	Unlimited	Unlimited

Par value	$0.01	$0.01

Class K
Net assets	$6,311,459	$6,807,720

Shares outstanding	573,213	563,961

Net asset value	$11.01	$12.07

Shares authorized	Unlimited	Unlimited

Par value	$0.01	$0.01

(a)	Consolidated Statement of Assets and Liabilities.

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended October 31, 2022

	BlackRock GA Disciplined Volatility Equity Fund(a)	BlackRock GA Dynamic Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$838,318	$652,269
Dividends — affiliated	56,528	55,973
Foreign taxes withheld	(46,482)	(30,665)

Total investment income	848,364	677,577

EXPENSES
Investment advisory	146,334	135,876
Professional	71,895	70,751
Custodian	67,660	99,651
Registration	25,077	25,960
Transfer agent — class specific	23,675	20,745
Accounting services	12,683	15,579
Trustees and Officer	3,744	3,744
Miscellaneous	23,694	18,880

Total expenses	374,762	391,186
Less:
Fees waived and/or reimbursed by the Manager	(168,142)	(200,539)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(7,000)	(5,500)

Total expenses after fees waived and/or reimbursed	199,620	185,147

Net investment income	648,744	492,430

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,138,639)	(1,759,119)
Forward foreign currency exchange contracts	(118,266)	(135,945)
Foreign currency transactions	8,009	(161)
Futures contracts	(109,902)	(126,023)
Options written	—	133,436
Swaps	2,567,733	19,767

	(2,791,065)	(1,868,045)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(1,530,895)	(879,061)
Investments — affiliated	(8,293)	(260,212)
Forward foreign currency exchange contracts	(80,177)	(91,483)
Foreign currency translations	1,666	(10,654)
Futures contracts	65,491	(171,457)
Options written	—	121,515
Swaps	18,755	(3,378)

	(1,533,453)	(1,294,730)

Net realized and unrealized loss	(4,324,518)	(3,162,775)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,675,774)	$(2,670,345)

(a) Consolidated Statement of Operations.
(b) Net of increase in deferred foreign capital gain tax of	$(5,378)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	BlackRock GA Disciplined Volatility Equity Fund(a)		BlackRock GA Dynamic Equity Fund
	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$648,744	$248,906	$492,430	$245,114
Net realized loss	(2,791,065)	(704,214)	(1,868,045)	(1,544,731)
Net change in unrealized appreciation (depreciation)	(1,533,453)	(3,736,508)	(1,294,730)	(5,557,815)

Net decrease in net assets resulting from operations	(3,675,774)	(4,191,816)	(2,670,345)	(6,857,432)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(133,239)	(336,963)	(80,710)	(321,242)
Class K	(15,460)	(442,313)	(11,331)	(723,325)

Decrease in net assets resulting from distributions to shareholders	(148,699)	(779,276)	(92,041)	(1,044,567)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	40,107,806	58,402,447	37,092,385	56,871,164

NET ASSETS
Total increase in net assets	36,283,333	53,431,355	34,329,999	48,969,165
Beginning of period	60,429,766	6,998,411	56,965,792	7,996,627

End of period	$96,713,099	$60,429,766	$91,295,791	$56,965,792

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund
	Institutional
	Six Months Ended 10/31/22 (unaudited)	(a)	Year Ended 04/30/22 (a)	Period from 11/01/20 to 04/30/21	(a)	Year Ended 10/31/20 (a)	Period from 11/30/18 to 10/31/19	(b)

Net asset value, beginning of period	$11.66		$12.84	$10.90		$11.20	$10.31

Net investment income(c)	0.10		0.12	0.07		0.16	0.23
Net realized and unrealized gain (loss)	(0.73)		(0.49)	2.06		0.01	0.91

Net increase (decrease) from investment operations	(0.63)		(0.37)	2.13		0.17	1.14

Distributions(d)
From net investment income	(0.03)		(0.08)	(0.06)		(0.32)	(0.25)
From net realized gain	—		(0.73)	(0.13)		(0.15)	—

Total distributions	(0.03)		(0.81)	(0.19)		(0.47)	(0.25)

Net asset value, end of period	$11.00		$11.66	$12.84		$10.90	$11.20

Total Return(e)
Based on net asset value	(5.44	)%(f)	(3.35)%	19.67	%(f)	1.56%	11.22	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.03	%(h)	1.37%	5.18	%(h)(i)	5.27%	6.39	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.55	%(h)	0.55%	0.55	%(h)	0.54%	0.55	%(h)

Net investment income	1.76	%(h)	0.99%	1.12	%(h)	1.51%	2.39	%(h)

Supplemental Data
Net assets, end of period (000)	$90,402		$53,758	$97		$78	$33

Portfolio turnover rate	126%		121%	57%		125%	125%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.46%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 5.55%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund (continued)
	Class K
	Six Months Ended 10/31/22 (unaudited)	(a)	Year Ended 04/30/22 (a)	Period from 11/01/20 to 04/30/21	(a)	Year Ended 10/31/20 (a)	Year Ended 10/31/19	Year Ended 10/31/18	Period from 06/01/17 to 10/31/17	(b)

Net asset value, beginning of period	$11.67		$12.85	$10.91		$11.21	$9.97	$10.30	$10.00

Net investment income(c)	0.11		0.14	0.07		0.17	0.25	0.20	0.05
Net realized and unrealized gain (loss)	(0.74)		(0.51)	2.06		0.01	1.24	(0.38)	0.25

Net increase (decrease) from investment operations	(0.63)		(0.37)	2.13		0.18	1.49	(0.18)	0.30

Distributions(d)
From net investment income	(0.03)		(0.08)	(0.06)		(0.33)	(0.25)	(0.15)	—
From net realized gain	—		(0.73)	(0.13)		(0.15)	—	—	—

Total distributions	(0.03)		(0.81)	(0.19)		(0.48)	(0.25)	(0.15)	—

Net asset value, end of period	$11.01		$11.67	$12.85		$10.91	$11.21	$9.97	$10.30

Total Return(e)
Based on net asset value	(5.42	)%(f)	(3.32)%	19.68	%(f)	1.60%	15.12%	(1.83)%	3.00	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.97	%(h)	2.82%	4.99	%(h)(i)	4.86%	5.66%	3.64%	4.34	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.50	%(h)	0.50%	0.50	%(h)	0.50%	0.50%	0.52%	0.50	%(h)

Net investment income	1.89	%(h)	1.10%	1.21	%(h)	1.56%	2.35%	1.88%	1.08	%(h)

Supplemental Data
Net assets, end of period (000)	$6,311		$6,672	$6,901		$5,765	$5,674	$5,017	$5,161

Portfolio turnover rate	126%		121%	57%		125%	125%	184%	55%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.26%.
(j)	Audit, offering and organization costs were not annualized in the calculation of expense ratio. If these expenses were annualized, the total expenses would have been 7.19%.

See notes to financial statements.

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund

	Institutional
	Six Months Ended 10/31/22 (unaudited	)	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21		Year Ended 10/31/20	Period from 11/30/18 to 10/31/19	(a)

Net asset value, beginning of period	$12.68		$15.33	$11.73		$10.92	$10.32

Net investment income(b)	0.09		0.14	0.06		0.11	0.17
Net realized and unrealized gain (loss)	(0.69)		(1.40)	3.63		0.80	0.81

Net increase (decrease) from investment operations	(0.60)		(1.26)	3.69		0.91	0.98

Distributions(c)
From net investment income	(0.02)		(0.14)	(0.09)		(0.10)	(0.23)
From net realized gain	—		(1.25)	—		—	(0.15)

Total distributions	(0.02)		(1.39)	(0.09)		(0.10)	(0.38)

Net asset value, end of period	$12.06		$12.68	$15.33		$11.73	$10.92

Total Return(d)
Based on net asset value	(4.74	)%(e)	(9.33)%	31.58	%(e)	8.35%	9.97	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.16	%(g)	1.49%	5.34	%(g)(h)	5.92%	7.07	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.55	%(g)	0.55%	0.55	%(g)	0.54%	0.54	%(g)

Net investment income	1.43	%(g)	1.01%	0.88	%(g)	1.01%	1.83	%(g)

Supplemental Data
Net assets, end of period (000)	$84,488		$49,823	$121		$88	$34

Portfolio turnover rate	24%		66%	32%		73%	74%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.48%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 6.21%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund (continued)
	Class K
	Six Months Ended 10/31/22 (unaudited)		Year Ended 04/30/22	Period from 11/01/20 to 04/30/21		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Period from 06/01/17 to 10/31/17	(a)

Net asset value, beginning of period	$12.69		$15.34	$11.74		$10.92	$10.17	$10.97	$10.00

Net investment income(b)	0.10		0.14	0.06		0.12	0.19	0.13	0.03
Net realized and unrealized gain (loss)	(0.70)		(1.40)	3.64		0.80	0.94	(0.60)	0.94

Net increase (decrease) from investment operations	(0.60)		(1.26)	3.70		0.92	1.13	(0.47)	0.97

Distributions(c)
From net investment income	(0.02)		(0.14)	(0.10)		(0.10)	(0.23)	(0.17)	—
From net realized gain	—		(1.25)	—		—	(0.15)	(0.16)	—

Total distributions	(0.02)		(1.39)	(0.10)		(0.10)	(0.38)	(0.33)	—

Net asset value, end of period	$12.07		$12.69	$15.34		$11.74	$10.92	$10.17	$10.97

Total Return(d)
Based on net asset value	(4.72	)%(e)	(9.29)%	31.59	%(e)	8.49%	11.58%	(4.54)%	9.70	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.10	%(g)	2.83%	5.15	%(g)(h)	5.50%	6.24%	3.43%	4.35	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.50	%(g)	0.50%	0.50	%(g)	0.50%	0.50%	0.52%	0.50	%(g)

Net investment income	1.58	%(g)	0.94%	0.93	%(g)	1.05%	1.85%	1.16%	0.80	%(g)

Supplemental Data
Net assets, end of period (000)	$6,808		$7,142	$7,875		$5,984	$5,517	$5,118	$5,494

Portfolio turnover rate	24%		66%	32%		73%	74%	205%	70%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.28%.
(i)	Audit, offering and organization costs were not annualized in the calculation of expense ratio. If these expenses were annualized, the total expenses would have been 7.13%.

See notes to financial statements.

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock GA Disciplined Volatility Equity Fund	GA Disciplined Volatility Equity	Diversified
BlackRock GA Dynamic Equity Fund	GA Dynamic Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

Basis of Consolidation: The accompanying consolidated financial statements of GA Disciplined Volatility Equity include the account of Cayman GA Disciplined Volatility Equity Fund, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of GA Disciplined Volatility Equity and primarily invests in commodity-related instruments. The Cayman Subsidiary enables GA Disciplined Volatility Equity to hold these commodity-related instruments and satisfy regulated investment company tax requirements. GA Disciplined Volatility Equity may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $113,139, which is 0.1% of GA Disciplined Volatility Equity’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to GA Disciplined Volatility Equity, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

2. SIGNIFICANT	ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

4.  SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument

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Notes to Financial Statements (unaudited) (continued)

subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

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Notes to Financial Statements (unaudited) (continued)

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	GA Disciplined Volatility Equity	GA Dynamic Equity
First $1 billion	0.40%	0.40%
$1 billion — $3 billion	0.38	0.38
$3 billion — $5 billion	0.36	0.36
$5 billion — $10 billion	0.35	0.35
Greater than $10 billion	0.34	0.34

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, GA Disciplined Volatility Equity pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2022, the Funds did not pay any amounts to affiliates in return for these services.

For the six months ended October 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Class K	Total

GA Disciplined Volatility Equity	$23,657	$18	$23,675
GA Dynamic Equity	20,721	24	20,745

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$2,171
GA Dynamic Equity	1,960

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$89
GA Dynamic Equity	1,507

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Notes to Financial Statements (unaudited) (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Class K

GA Disciplined Volatility Equity	0.55%	0.50%
GA Dynamic Equity	0.55	0.50

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2022, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$165,882
GA Dynamic Equity	197,072

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended October 31, 2022, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/ or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Class K	Total
GA Disciplined Volatility Equity	$6,982	$18	$7,000
GA Dynamic Equity	5,476	24	5,500

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective June 1, 2024, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

As of October 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring
Fund Name/Fund Level/Share Class	04/30/23	04/30/24	06/01/24
GA Disciplined Volatility Equity
Fund Level	$187,531	$299,379	$165,882
Institutional	42	6,218	6,982
Class K	13	12	18
GA Dynamic Equity
Fund Level	210,465	339,911	197,072
Institutional	36	4,362	5,476
Class K	19	17	24

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements (unaudited) (continued)

During the period ended October 31, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.   PURCHASES AND SALES

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
GA Disciplined Volatility Equity	$124,566,119	$83,860,105
GA Dynamic Equity	48,650,458	14,965,846

8.   INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GA Disciplined Volatility Equity	$101,272,462	$4,008,336	$(8,626,047)	$(4,617,711)
GA Dynamic Equity	95,998,787	4,198,328	(9,516,737)	(5,318,409)

9.   BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2022, the Funds did not borrow under the credit agreement.

10.   PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in

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Notes to Financial Statements (unaudited) (continued)

substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchases and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchases and exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements (unaudited) (continued)

11.   CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/22		Year Ended 04/30/22
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Disciplined Volatility Equity
Institutional
Shares sold	4,506,381	$49,969,298	5,043,484	$63,438,773
Shares issued in reinvestment of distributions	12,113	133,239	25,989	336,963
Shares redeemed	(910,707)	(10,010,190)	(465,668)	(5,815,602)

	3,607,787	$40,092,347	4,603,805	$57,960,134

Class K
Shares issued in reinvestment of distributions	1,404	$15,459	34,703	$442,313

	1,404	$15,459	34,703	$442,313

	3,609,191	$40,107,806	4,638,508	$58,402,447

	Six Months Ended 10/31/22		Year Ended 04/30/22
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Dynamic Equity
Institutional
Shares sold	4,047,083	$49,049,079	4,299,920	$61,269,813
Shares issued in reinvestment of distributions	6,928	80,710	21,946	321,242
Shares redeemed	(979,150)	(12,048,735)	(399,272)	(5,443,666)

	3,074,861	$37,081,054	3,922,594	$56,147,389

Class K
Shares sold	—	$—	30	$450
Shares issued in reinvestment of distributions	972	11,331	49,575	723,325

	972	$11,331	49,605	$723,775

	3,075,833	$37,092,385	3,972,199	$56,871,164

As of October 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Class K
GA Disciplined Volatility Equity	2,221	573,213
GA Dynamic Equity	2,183	563,786

12.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series (the “Trust”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock GA Disciplined Volatility Equity Fund (the “Disciplined Volatility Equity Fund”) and BlackRock GA Dynamic Equity Fund (the “Dynamic Equity Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	49

Disclosure of Investment Advisory Agreement  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year, three-year and since-inception periods reported, the Disciplined Volatility Equity Fund outperformed its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for the one-year, three-year and since-inception periods reported, the Dynamic Equity Fund underperformed, outperformed, and underperformed, respectively, its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its benchmark during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement  (continued)

BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that each of the Disciplined Volatility Equity Fund’s and the Dynamic Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	51

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 537-4942; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Accounting Agent	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	Deloitte & Touche LLP
Boston, MA 02111	Boston, MA 02116

Custodian	Legal Counsel
Brown Brothers Harriman & Co.	Sidley Austin LLP
Boston, MA 02109	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	53

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SPDR	Standard & Poor’s Depository Receipt

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MASGA-10/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: December 21, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: December 21, 2022

4